December 23, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hillman Capital Management Investment Trust, File Nos. 811-10085 and 333-44568

Ladies and Gentlemen:

On behalf of Hillman Capital Management Investment Trust (the “Trust”), with respect to the Hillman Value Fund (the “Fund”), we hereby electronically file, this preliminary proxy statement on Schedule 14(a), pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended. This proxy statement is being filed to solicit shareholders to vote on a proposed reorganization of the Fund into a newly created series of the Alps Series Trust.

If you have any questions concerning this filing, please contact Tanya Boyle at 214-665-3685.

Sincerely,

/s/ Tanya L. Boyle
Tanya L. Boyle, Esq.